Cover Page	Feb. 03, 2026	Nov. 06, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 03, 2026
Entity Registrant Name		H&R BLOCK, INC.
Entity Incorporation, State or Country Code		MO
Entity File Number		1-06089
Entity Tax Identification Number		44-0607856
Entity Address, Address Line One		One H&R Block Way
Entity Address, City or Town		Kansas City
Entity Address, State or Province		MO
Entity Address, Postal Zip Code		64105
City Area Code		816
Local Phone Number		854-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, without par value
Trading Symbol		HRB
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000012659
Amendment Flag		false